Tax reforms (Details Textual)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Top of range [member]
Disclosure of Tax reforms [Line Items]
Applicable tax rate					37.00%
Bottom of range [member]
Disclosure of Tax reforms [Line Items]
Applicable tax rate					15.00%
Colombia [Member]
Disclosure of Tax reforms [Line Items]
Description Of nature of Potential income tax Consequences					The withholding tax rate applicable on payments to entities resident of countries considered to be tax havens, non-cooperative or to grant a preferential tax regime was increased from 15% to the corporate income tax rate (33 % for 2019, 32% for 2020, 31% for 2021 and 30% for 2022 and onwards).
Description Of tax return consequences on net income tax rate					An audit benefit was granted by the reform, establishing that tax returns of FY 2019 and 2020 showing a net income tax 30% or 20% higher, respectively, than the one declared in the previous year would be considered definitive 6 months or 12 months after became due, also respectively, if there were no objections or requests from the tax authority.
Colombia [Member] | Scenario Forecasts [Member]
Disclosure of Tax reforms [Line Items]
Applicable tax rate	30.00%	31.00%	32.00%	33.00%
Colombia [Member] | Surcharge [Member]
Disclosure of Tax reforms [Line Items]
Applicable tax rate						40.00%
Colombia [Member] | Surcharge [Member] | Scenario Forecasts [Member]
Disclosure of Tax reforms [Line Items]
Applicable tax rate					37.00%
Colombia [Member] | Tax on deemed income [Member]
Disclosure of Tax reforms [Line Items]
Tax Rate on Dividends for Non Resident Shareholders					7.50%	5.00%
Colombia [Member] | income tax for non-residents [Member] | Top of range [member]
Disclosure of Tax reforms [Line Items]
Applicable tax rate					20.00%
Colombia [Member] | income tax for non-residents [Member] | Bottom of range [member]
Disclosure of Tax reforms [Line Items]
Applicable tax rate					15.00%
Argentina [Member]
Disclosure of Tax reforms [Line Items]
Applicable tax rate						35.00%
Argentina [Member] | Scenario Forecasts [Member]
Disclosure of Tax reforms [Line Items]
Applicable tax rate		25.00%	25.00%	30.00%	30.00%
Description of nature of potential income tax consequences that would result from payment of dividend					New withholding tax on dividends, with the applicable rates for non-resident shareholders of: (1) 7% for dividends distributed out of the distributing entity’s previously taxed profits of fiscal years 2018 and 2019; and (2) 13% for dividends distributed out of the distributing entity’s previously taxed profits of fiscal years 2020 and onwards.